Condensed Financial Information of Registrant Prudential plc - Statements of Cash Flows (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operations
Taxes received	[1]	£ (915)	£ (950)	£ (1,340)
Financing
Issues of ordinary share capital		21	13	7
Issue of borrowings	[2]	565	1,227	590
Repayments of borrowings	[2]	(751)
Net cash flows from financing activities		(1,702)	(371)	(674)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit (loss) before tax	[3],[4]	3,970	3,212	3,321
Prudential plc
Operations
Net cash inflow from operating activities before interest and tax		1,534	1,621	1,335
Interest paid		(409)	(339)	(289)
Taxes received		121	105	41
Equity dividends paid		(1,159)	(1,267)	(974)
Net cash inflow before financing		87	120	113
Financing
Issues of ordinary share capital		21	13	7
Issue of borrowings		565	1,227	590
Repayments of borrowings		(751)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		(567)	(255)	(299)
Movement in net amount owed by subsidiary undertakings		764	(1,185)	(314)
Net cash flows from financing activities		32	(200)	(16)
Net cash inflow (outflow) for the year		119	(80)	97
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit (loss) before tax		1,116	725	824
Add back: interest charged		424	371	318
Adjustments for non-cash items:
Fair value adjustments on derivatives		(4)	122	7
Pension scheme		11	6	(7)
Foreign currency exchange and other movements		(27)	404	196
Decrease (increase) in debtors		6	(8)
Increase (decrease) in creditors		8	1	(3)
Net cash inflow from operating activities		£ 1,534	£ 1,621	£ 1,335

[1]	Tax paid includes £298 million (2016: £226 million; 2015: £229 million) paid on profits taxable at policyholder rather than shareholder rates.
[2]	Structural borrowings of shareholder-financed operations exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed operations and other borrowings of shareholder-financed operations. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[3]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[4]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of the PAC with-profits fund after adjusting for taxes borne by policyholders.